Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Benchmark [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Suppliers Total Purchase

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the Years ended December 31,
	2022		2023		2024
Percentage of the Group’s total revenue	Amount	%	Amount	%	Amount	%
Customer A	9,824,275	20.4%	17,311,971	29.3%	15,724,792	22.4%
Customer B	5,364,265	11.1%	-	-	*	*
Customer C	4,980,628	10.3%	6,297,152	10.6%	*	*
Customer D	*	*	7,354,358	12.4%	*	*

*	represent percentage less than 10%

Accounts Receivable [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Suppliers Total Purchase

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2023		2024
Percentage of the Group’s accounts receivable, net	Amount	%	Amount	%
Customer A	6,546,593	23.1%	17,781,671	32.0%
Customer B	3,996,508	14.1%	6,105,155	11.0%
Customer C	4,913,290	17.3%	8,842,813	15.9%

*	represent percentage less than 10%

Cost of Goods and Service Benchmark [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Suppliers Total Purchase

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the Years ended December 31,
	2022		2023		2024
Percentage of the Group’s total purchase	Amount	%	Amount	%	Amount	%
Supplier A	11,475,851	34.6%	23,547,294	37.6%	14,630,821	24.4%
Supplier B	3,402,612	10.3%	12,974,197	20.7%	*	*
Supplier C	-	-	9,303,874	14.9%	*	*
Supplier D	-	-	7,999,350	12.8%	*	*
Supplier E	7,281,914	21.9%	-	-	-	-

*	represent percentage less than 10%